ACCOUNTING STANDARDS AND BASIS OF PREPARATION - ECL Sensitivity (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 10,047,819
Financial assets	$ 352,534,983	$ 339,025,621
Reported Provision Ratio	6.07%
Favorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 9,644,480
Reported Provision Ratio	5.83%
Unfavorable [member]
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Reported ECL allowance	$ 10,553,582
Reported Provision Ratio	6.38%
Gross carrying amount
Disclosure of Primary Macroeconomic Drivers of Credit Losses [line items]
Financial assets	$ 165,522,148